Cover	Mar. 10, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 10, 2023
Entity File Number	001-40369
Entity Registrant Name	DYNAMIC SHARES TRUST
Entity Central Index Key	0001771951
Entity Tax Identification Number	32-6540728
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	c/o Dynamic Shares LLC
Entity Address, Address Line Two	401 W. Superior St.
Entity Address, Address Line Three	Suite 300
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654
City Area Code	312
Local Phone Number	216-2890
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Dynamic Short Short-Term Volatility Futures ETF
Trading Symbol	WEIX
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false